World Omni Auto Receivables Trust 2014-A	Exhibit 99.1
Monthly Servicer Certificate
August 31, 2014

Dates Covered
Collections Period	08/01/14 - 08/31/14
Interest Accrual Period	08/15/14 - 09/14/14
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/14	744,866,965.83	42,965
Yield Supplement Overcollateralization Amount at 07/31/14	16,221,284.90	0
Receivables Balance at 07/31/14	761,088,250.73	42,965
Principal Payments	23,524,979.09	1,965
Defaulted Receivables	843,110.46	38
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/14	15,538,039.68	0
Pool Balance at 08/31/14	721,182,121.50	40,962

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	888,543,023.50	47,331

Delinquent Receivables:
Past Due 31-60 days	6,867,466.15	379
Past Due 61-90 days	1,916,069.58	97
Past Due 91 + days	319,631.02	18
Total	9,103,166.75	494

Total 31+ Delinquent as % Ending Pool Balance	1.26%

Recoveries	592,495.86

Aggregate Net Losses/(Gains) - August 2014	250,614.60

Overcollateralization Target Amount	32,453,195.47
Actual Overcollateralization	30,660,912.98

Weighted Average APR	3.96%
Weighted Average APR, Yield Adjusted	4.95%
Weighted Average Remaining Term	58.09

Flow of Funds	$ Amount

Collections	26,551,581.43
Advances	18,460.75
Investment Earnings on Cash Accounts	995.62
Servicing Fee	(634,240.21)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	25,936,797.59

Distributions of Available Funds
(1) Class A Interest	437,987.08
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	26,715.00
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	25,472,095.51
(7) Distribution to Certificateholders	0.00
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	25,936,797.59

Servicing Fee	634,240.21
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	831,340,000.00
Original Class B	17,810,000.00

Total Class A & B
Note Balance @ 08/15/14	715,993,304.03
Principal Paid	25,472,095.51
Note Balance @ 09/15/14	690,521,208.52

Class A-1
Note Balance @ 08/15/14	81,843,304.03
Principal Paid	25,472,095.51
Note Balance @ 09/15/14	56,371,208.52
Note Factor @ 09/15/14	26.2191668%

Class A-2
Note Balance @ 08/15/14	257,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/14	257,000,000.00
Note Factor @ 09/15/14	100.0000000%

Class A-3
Note Balance @ 08/15/14	257,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/14	257,000,000.00
Note Factor @ 09/15/14	100.0000000%

Class A-4
Note Balance @ 08/15/14	102,340,000.00
Principal Paid	0.00
Note Balance @ 09/15/14	102,340,000.00
Note Factor @ 09/15/14	100.0000000%

Class B
Note Balance @ 08/15/14	17,810,000.00
Principal Paid	0.00
Note Balance @ 09/15/14	17,810,000.00
Note Factor @ 09/15/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	464,702.08
Total Principal Paid	25,472,095.51
Total Paid	25,936,797.59

Class A-1
Coupon	0.20000%
Interest Paid	14,095.24
Principal Paid	25,472,095.51
Total Paid to A-1 Holders	25,486,190.75

Class A-2
Coupon	0.43000%
Interest Paid	92,091.67
Principal Paid	0.00
Total Paid to A-2 Holders	92,091.67

Class A-3
Coupon	0.94000%
Interest Paid	201,316.67
Principal Paid	0.00
Total Paid to A-3 Holders	201,316.67

Class A-4
Coupon	1.53000%
Interest Paid	130,483.50
Principal Paid	0.00
Total Paid to A-4 Holders	130,483.50

Class B
Coupon	1.80000%
Interest Paid	26,715.00
Principal Paid	0.00
Total Paid to B Holders	26,715.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5472556
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.9971684
Total Distribution Amount	30.5444240

A-1 Interest Distribution Amount	0.0655593
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	118.4748628
Total A-1 Distribution Amount	118.5404221

A-2 Interest Distribution Amount	0.3583333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.3583333

A-3 Interest Distribution Amount	0.7833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.7833333

A-4 Interest Distribution Amount	1.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2750000

B Interest Distribution Amount	1.5000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.5000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 07/31/14	71,333.51
Balance as of 08/31/14	89,794.26
Change	18,460.75

Reserve Account
Balance as of 08/15/14	2,171,744.40
Investment Earnings	75.54
Investment Earnings Paid	(75.54)
Deposit/(Withdrawal)	-
Balance as of 09/15/14	2,171,744.40
Change	-

Required Reserve Amount	2,171,744.40